Vessels, Net	12 Months Ended
Dec. 31, 2024
Vessels, Net
Vessels, Net
7.	Vessels, Net

Vessels, net are analyzed as follows:

	Vessels’ cost	Drydocking and special survey costs	Total
Cost
Balance – January 1, 2023	1,138,221,805	13,705,520	1,151,927,325
Fully amortized Drydock component	—	(1,600,000)	(1,600,000)
Additions	—	4,109,803	4,109,803
Balance - December 31, 2023	1,138,221,805	16,215,323	1,154,437,128
Fully amortized Drydock component	—	(6,000,000)	(6,000,000)
Additions	—	11,628,230	11,628,230
Balance – December 31, 2024	1,138,221,805	21,843,553	1,160,065,358
Accumulated Depreciation
Balance – January 1, 2023	(120,665,575)	(6,965,715)	(127,631,290)
Fully amortized Drydock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,517,768)	(2,819,890)	(40,337,658)
Balance - December 31, 2023	(158,183,343)	(8,185,605)	(166,368,948)
Fully amortized Drydock component	—	6,000,000	6,000,000
Depreciation charge for the year	(37,494,282)	(3,604,608)	(41,098,890)
Balance – December 31, 2024	(195,677,625)	(5,790,213)	(201,467,838)
Net Book Value – December 31, 2023	980,038,462	8,029,718	988,068,180
Net Book Value – December 31, 2024	942,544,180	16,053,340	958,597,520

Vessels with an aggregate carrying amount of $702,526,997 as of December 31, 2024 (December 31, 2023: $802,677,503) have been secured under the Group’s credit facilities through, among other things, first priority mortgages.

In the year ended December 31, 2024, the Group drydocked its VLCC vessels, for their first five-year scheduled special survey. The drydock cost amounted to $2.1 million for Nissos Despotiko, $2.0 million for Nissos Donoussa, $1.8 million for Nissos Kythnos, and $1.9 million for each of Nissos Rhenia, Nissos Keros and Nissos Anafi.

In the year ended December 31, 2023, the Group drydocked its Suezmax vessels, Kimolos and Folegandros, for their first five-year scheduled special survey. The drydock cost amounted to approximately $1.9 and $2.0 million for Kimolos and Folegandros, respectively.

Depreciation and amortization for the years ended December 31, 2024, 2023 and 2022 amounted to $41,098,890, $40,337,658 and $37,932,391, respectively.

Other Fixed Assets

As of December 31,	2024	2023
Right-of-Use assets	80,206	26,233
Other fixed assets	—	61,019
Total	80,206	87,252

The Group has recognized Right-of-Use assets, pursuant to contracts for the lease of office space and a Company car. For the year ended December 31, 2024, 2023 and 2022, the Group recorded an amount of $35,347, $44,970 and $30,533, respectively as depreciation expense with regards to Right-of-Use assets recognized.